Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
The prior periods’ reconciliation of the carrying amount of goodwill have been retrospectively recast to conform to the changes in reportable segments as disclosed in Note 2(nn). The changes in the carrying amount of goodwill are as follows:

	JD Retail	JD Logistics	New Businesses	Total
	(RMB in millions)

Transaction in 2022
Additions	1,399	5,350	4,729	11,478
Disposal of a subsidiary	(788)	—	—	(788)
Balance as of December 31, 2022
Goodwill	11,418	6,983	7,322	25,723
Accumulated impairment losses	(7)	—	(2,593)	(2,600)

	11,411	6,983	4,729	23,123

Transaction in 2023
Impairment	—	—	(3,143)	(3,143)
Balance as of December 31, 2023
Goodwill	11,418	6,983	7,322	25,723
Accumulated impairment losses	(7)	—	(5,736)	(5,743)

	11,411	6,983	1,586	19,980

Transaction in 2024
Additions	6,576	—	—	6,576
Disposal of a subsidiary	(48)	—	—	(48)
Impairment	(799)	—	—	(799)
Balance as of December 31, 2024
Goodwill	17,946	6,983	7,322	32,251
Accumulated impairment losses	(806)	—	(5,736)	(6,542)

	17,140	6,983	1,586	25,709